Wasmer Schroeder High Yield Municipal Fund
Wasmer Schroeder High Yield Municipal Fund
Wasmer Schroeder High Yield Municipal Fund

Institutional Class	WSHYX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information

(“SAI”), each dated June 28, 2017

At the request of Wasmer, Schroeder & Company, LLC (the “Adviser”), investment adviser to the Wasmer Schroeder High Yield Municipal Fund (the “Fund”), on December 7, 2017 the Board of Trustees (the “Board”) of the Trust approved an amendment to the Investment Advisory Agreement between the Trust, on behalf of the Fund and the Adviser. Pursuant to the amended Investment Advisory Agreement the Fund’s advisory fee will be reduced from 0.70% to 0.50%, effective January 1, 2018.

The Board also approved, at the request of the Adviser, an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor. Pursuant to the amended Operating expense Limitation Agreement the Fund’s Expense Cap will be reduced from 0.95% to 0.75%, effective January 1, 2018.

•	In connection with these reductions, the “Fees and Expenses of the Fund” section on page 1 of the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Wasmer Schroeder High Yield Municipal Fund Institutional Class
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wasmer Schroeder High Yield Municipal Fund Institutional Class
Management Fees	0.50%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.72%
Plus: Recouped Management Fees	0.03%	[1]
Total Annual Fund Operating Expenses After Fee Recoupment	0.75%
[1]	Recouped management fees have been estimated for the current fiscal year. Wasmer, Schroeder & Company, LLC (the "Adviser") may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were paid, subject to the expense cap of 0.75% of average daily net assets (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the recouped management fees in the first, second, and third years).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Wasmer Schroeder High Yield Municipal Fund | Institutional Class | USD ($)	77	240	410	903

* * * * * * * * * * Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.